Income Taxes	6 Months Ended
Jun. 30, 2014
Income Taxes
11.	Income Taxes

We are a corporation under the Internal Revenue Code subject to federal income tax at a statutory rate of 35% of pretax earnings and, as such, our future income taxes will be dependent upon our future taxable income. We did not report any income tax benefit or expense for periods prior to the consummation of our IPO because Rice Drilling B, our accounting predecessor, is a limited liability company that was not and currently is not subject to federal income tax. The reorganization of our business in connection with the closing of the IPO, such that it is now held by a corporation subject to federal income tax, required the recognition of a deferred tax asset or liability for the initial temporary differences at the time of the IPO. The resulting deferred tax liability of approximately $164.5 million was recorded in equity at the date of the completion of the IPO as it represents a transaction among shareholders. Additionally, we have presented pro forma EPS for the six month period ending June 30, 2014 assuming a statutory rate as disclosed in the accompanying condensed consolidated statements of operations.

Based on management’s analysis, the Company did not have any uncertain tax positions as of June 30, 2014 and December 31, 2013.